Borrowings	6 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

25         Borrowings

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Senior secured notes	308,388	340,417	318,738
Secured term loan facility	162,638	179,593	168,114
Revolving credit facilities	60,000	—	—
Accrued interest on senior secured notes and revolving credit facilities	5,114	5,605	5,288
	536,140	525,615	492,140
Less: non-current portion
Senior secured notes	308,388	340,417	318,738
Secured term loan facility	162,638	179,593	168,114
Non-current borrowings	471,026	520,010	486,852
Current borrowings	65,114	5,605	5,288

The senior secured notes of £308,388,000 (30 June 2020: £340,417,000; 31 December 2019:  £318,738,000) is stated net of unamortized issue costs amounting to £2,853,000 (30 June 2020:  £3,044,000; 31 December 2019:  £3,231,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2020:  $425,000,000; 31 December 2019:  $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi‑annually. The senior secured notes mature on 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £162,638,000 (30 June 2020:  £179,593,000; 31 December 2019:  £168,114,000) is stated net of unamortized issue costs amounting to £2,138,000 (30 June 2020:  £2,241,000; 31 December 2019:  £2,342,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2020:  $225,000,000; 31 December 2019:  $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group also has £60,000,000 in outstanding borrowings and £140,000,000 in borrowing capacity under our revolving facilities. The facilities terminate in 2025.

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2020 and 2019 reporting period.